Commitments and Guarantees - Schedule of aircraft acquisition (Detail) R$ in Thousands	Dec. 31, 2024 BRL (R$) flight	Dec. 31, 2023 BRL (R$) flight
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value		R$ 16,447,952
Aircraft
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	R$ 20,453,154
Number of aircraft committed to acquire | flight	111	127
Aircraft - ROU
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	17	31
Aircraft acquired from manufactures
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	94	96
Not later than one year [member]
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	R$ 0	R$ 916,053
Later than one year and not later than two years [member]
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	1,960,910	1,290,764
Later than two years and not later than three years [member]
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	2,517,365	4,991,454
Later than three years and not later than four years [member]
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	5,910,751	4,359,775
Later than four years and not later than five years [Member]
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	5,284,514	2,595,179
After four year [Member]
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	R$ 4,779,614	R$ 2,294,727